Stockholders' Equity (Tables)	6 Months Ended
Jun. 30, 2019
Stockholder's Equity
Schedule of class of common stock par value, votes and economic rights

Class of Common Stock	Par Value	Votes	Economic Rights
Class A common stock	$0.00001	1	Yes
Class B common stock	$0.00001	10	Yes
Class C common stock	$0.00001	1	No
Class D common stock	$0.00001	10	No

Schedule of common units outstanding

Class A Shares	146,333
Class C Shares	447
Class P(A) Shares	6,887
Class P(C) Shares	2
Class P-1(A) Shares	6,094
Class P-1(C) Shares	232